Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Account receivable	132,849	116,963
Less: Allowance for credit losses	(46,756)	(45,625)
Total	86,093	71,338

The following table provide a summary of changes of the allowance for credit loss for the six months ended June 30, 2024 and the year ended December 31, 2023:

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Balance at beginning of period	22,281	46,756
Adoption of ASC 326	6,223	—
Amounts charged to/(reversed of) expenses	21,766	(997)
Amounts written off	(195)	(134)
Disposal of a subsidiary	(3,319)	—
Balance at end of period	46,756	45,625

As of December 31, 2023 and June 30, 2024, all accounts receivable was due from third party customers. Provision for credit losses for the year ended December 31, 2023 was RMB21,766 and reversal for credit losses for the six months ended June 30, 2024 was RMB997.